UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Brandywine Trust Company

Address:  7234 Lancaster Pike
          Hockessin, DE 19707


13F File Number: 028-06291

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard E. Carlson
Title:  President
Phone:  (302) 234-5750


Signature, Place and Date of Signing:

/s/ Richard E. Carlson             Hockessin, DE              August 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s)).

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).


List of Other Managers Reporting for this Manager:

     Form 13F File Number            Name

     028-02588                       Klingenstein Fields & Co. LLC
     028-05814                       Baldwin Brothers Inc.
     028-02635                       Gardner, Russo & Gardner
     028-04558                       Parametric Portfolio Associates, LLC
     028-05092                       William, Jones & Associates LLC
     028-00030                       John W. Bristol & Co., Inc.
     ---------------------------     ---------------------------------------

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  19

Form 13F Information Table Value Total:  $61,317
                                       (thousands)


List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                                     FORM 13F INFORMATION TABLE



COLUMN 1                       COLUMN  2   COLUMN 3     COLUMN 4     COLUMN 5        COLUMN 6    COLUMN 7          COLUMN 8

                               TITLE                    VALUE     SHRS OR  SH/ PUT/  INVESTMENT  OTHER         VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS    CUSIP        (X$1000)  PRN AMT  PRN CALL  DISCRETION  MANAGERS    SOLE     SHARED   NONE
--------------                 ---------   ------       --------  -------- --- ----  ----------- ---------   -----    -------  -----
ABBOTT LABS                    COM         002824100     6,064     94,057  SH        SOLE        NONE         94,057
ALLIANCE ONE INTL INC          COM         018772103       162     46,721  SH        SOLE        NONE         46,721
ALTRIA GROUP INC               COM         02209S103     1,065     30,814  SH        SOLE        NONE         30,814
BANK OF AMERICA CORPORATION    COM         060505104       109     13,326  SH        SOLE        NONE         13,326
BERKSHIRE HATHAWAY INC DEL     CL A        084670108     2,999         24  SH        SOLE        NONE             24
BERKSHIRE HATHAWAY INC DEL     CL B NEW    084670702       323      3,876  SH        SOLE        NONE          3,876
CAMPBELL SOUP CO               COM         134429109     6,071    181,868  SH        SOLE        NONE        181,868
CHEVRON CORP NEW               COM         166764100       541      5,129  SH        SOLE        NONE          5,129
COCA COLA CO                   COM         191216100       778      9,950  SH        SOLE        NONE          9,950
COMCAST CORP NEW               CL A        20030N101       589     18,420  SH        SOLE        NONE         18,420
EXXON MOBIL CORP               COM         30231G102    17,565    205,269  SH        SOLE        NONE        205,269
GENERAL ELECTRIC CO            COM         369604103     1,560     74,857  SH        SOLE        NONE         74,857
KELLOGG CO                     COM         487836108     1,128     22,860  SH        SOLE        NONE         22,860
KRAFT FOODS INC                CL A        50075N104       823     21,323  SH        SOLE        NONE         21,323
METROPCS COMMUNICATIONS INC    COM         591708102     4,776    789,439  SH        SOLE        NONE        789,439
PHILIP MORRIS INTL INC         COM         718172109     2,689     30,814  SH        SOLE        NONE         30,814
UNION PAC CORP                 COM         907818108       477      4,000  SH        SOLE        NONE          4,000
UNIVERSAL CORP VA              COM         913456109       691     14,907  SH        SOLE        NONE         14,907
WELLS FARGO & CO NEW           COM         949746101    12,909    386,021  SH        SOLE        NONE        386,021




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